Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our named executive officers, as calculated in accordance with SEC disclosure
rules
:

Pay Versus Performance

Year(1)	Summary Compensation Table Total For PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total For Non-PEO Named Executive Officers ($)(2)	Average Compensation Actually Paid To Non-PEO Named Executive Officers ($)(3)	Value Of Initial Fixed $100 Investment Based On: (4)		Net Income ($)	Adjusted Pre-Tax Income ($)(6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)

2022	14,484,024	10,931,300	4,404,050	3,902,172	121.98	140.90	2,617,317	3,638,086

2021	16,149,555	20,598,773	5,000,888	5,794,393	151.00	190.20	1,946,320	2,768,070

2020	13,157,584	16,176,749	3,572,954	3,678,362	112.65	126.99	1,406,839	1,909,230

(1)	Mr. Marshall has served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020 and our other named executive officers for the applicable years were as follows:

•	2022: Robert T. O’Shaughnessy; John J. Chadwick; Todd N. Sheldon; and Michelle H. Hairston.
•	2021: Robert T. O’Shaughnessy; John J. Chadwick; Todd N. Sheldon; and Michelle H. Hairston.
•	2020: Robert T. O’Shaughnessy; John J. Chadwick; Todd N. Sheldon; Michelle H. Hairston; and Stephen P. Schlageter.

(2)
Amounts reported in these columns represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Marshall and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other named executive officers reported for the applicable year other than the PEO for such years.

(3)
To calculate “compensation actually paid,” adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Marshall and for the average of the other named executive officers is set forth following the footnotes to this table.

(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(5)	The TSR Peer Group consists of the Dow Jones U.S. Select Home Construction Index, an independently prepared index that includes companies in the home construction industry.

(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that adjusted pre-tax
income continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the Company’s Annual Program and Growth Incentive Pool. Adjusted
pre-tax
Income represents Income Before Income Taxes as reported in the Company’s Annual Report, as adjusted to exclude the impact of certain items, including, where applicable: certain incentive compensation, Company-wide restructuring costs as offset by savings associated with those restructuring efforts, changes in U.S. GAAP, gain or loss on debt retirements, and adjustments to Pulte Financial Services reserves related to mortgage origination and other legacy mortgage exposures prior to 2012.

Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value At Fiscal Year-End of Outstanding And Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding And Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value At Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)

Ryan Marshall

2022	14,484,024	8,605,099	6,699,396	(1,056,262)	—	(590,759)	—	10,931,300

2021	16,149,555	7,000,001	8,978,946	2,330,059	—	140,214	—	20,598,773

2020	13,157,584	6,000,038	7,035,981	1,069,563	—	913,659	—	16,176,749

Other Named Executive Officers (Average)(h)

2022	4,404,050	1,864,740	1,679,345	(189,553)	—	(126,930)	—	3,902,172

2021	5,000,888	1,162,523	1,491,175	440,962	—	23,891	—	5,794,393

2020	3,572,954	995,030	1,046,661	(34,562)	—	88,339	—	3,678,362

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

(b)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 above for the named executive officers included in the average for each year.

Company Selected Measure Name	Adjusted pre-tax Income
Named Executive Officers, Footnote [Text Block]
(1)	Mr. Marshall has served as the Principal Executive Officer (“PEO”) for the entirety of 2022, 2021 and 2020 and our other named executive officers for the applicable years were as follows:

•	2022: Robert T. O’Shaughnessy; John J. Chadwick; Todd N. Sheldon; and Michelle H. Hairston.
•	2021: Robert T. O’Shaughnessy; John J. Chadwick; Todd N. Sheldon; and Michelle H. Hairston.
•	2020: Robert T. O’Shaughnessy; John J. Chadwick; Todd N. Sheldon; Michelle H. Hairston; and Stephen P. Schlageter.

Peer Group Issuers, Footnote [Text Block]
(5)	The TSR Peer Group consists of the Dow Jones U.S. Select Home Construction Index, an independently prepared index that includes companies in the home construction industry.

Adjustment To PEO Compensation, Footnote [Text Block]
Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value At Fiscal Year-End of Outstanding And Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding And Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value At Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)

Ryan Marshall

2022	14,484,024	8,605,099	6,699,396	(1,056,262)	—	(590,759)	—	10,931,300

2021	16,149,555	7,000,001	8,978,946	2,330,059	—	140,214	—	20,598,773

2020	13,157,584	6,000,038	7,035,981	1,069,563	—	913,659	—	16,176,749

Other Named Executive Officers (Average)(h)

2022	4,404,050	1,864,740	1,679,345	(189,553)	—	(126,930)	—	3,902,172

2021	5,000,888	1,162,523	1,491,175	440,962	—	23,891	—	5,794,393

2020	3,572,954	995,030	1,046,661	(34,562)	—	88,339	—	3,678,362

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

(b)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 above for the named executive officers included in the average for each year.

Non-PEO NEO Average Total Compensation Amount	$ 4,404,050	$ 5,000,888	$ 3,572,954
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,902,172	5,794,393	3,678,362
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Reconciliation of Compensation Actually Paid Adjustments

Year	Summary Compensation Table Total ($)(a)	Minus Grant Date Fair Value of Stock Awards Granted in Fiscal Year ($)(b)	Plus Fair Value At Fiscal Year-End of Outstanding And Unvested Stock Awards Granted in Fiscal Year ($)(c)	Plus/(Minus) Change in Fair Value of Outstanding And Unvested Stock Awards Granted in Prior Fiscal Years ($)(d)	Plus Fair Value At Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year ($)(e)	Plus/(Minus) Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year ($)(f)	Minus Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year ($)(g)	Equals Compensation Actually Paid ($)

Ryan Marshall

2022	14,484,024	8,605,099	6,699,396	(1,056,262)	—	(590,759)	—	10,931,300

2021	16,149,555	7,000,001	8,978,946	2,330,059	—	140,214	—	20,598,773

2020	13,157,584	6,000,038	7,035,981	1,069,563	—	913,659	—	16,176,749

Other Named Executive Officers (Average)(h)

2022	4,404,050	1,864,740	1,679,345	(189,553)	—	(126,930)	—	3,902,172

2021	5,000,888	1,162,523	1,491,175	440,962	—	23,891	—	5,794,393

2020	3,572,954	995,030	1,046,661	(34,562)	—	88,339	—	3,678,362

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the other named executive officers, amounts shown represent averages.

(b)	Represents the grant date fair value of the stock awards granted during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(c)
Represents the fair value as of the indicated fiscal
year-end
of the outstanding and unvested stock awards granted during such fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(d)
Represents the change in fair value during the indicated fiscal year of each stock award that was granted in a prior fiscal year and that remained outstanding and unvested as of the last day of the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

(e)
Represents the fair value at vesting of the stock awards that were granted and vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(f)
Represents the change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(g)
Represents the fair value as of the last day of the prior fiscal year of the stock awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with the methodology used for financial reporting purposes.

(h)	See footnote 1 above for the named executive officers included in the average for each year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the named executive officers for 2022. Please see the “CD&A” for a further description of the metrics used in the Company’s executive compensation program.

•	Adjusted Pre-Tax Income

•	Operating Margin

•	Relative Total Shareholder Return

•	Return on Invested Capital

Total Shareholder Return Amount	$ 121.98	151	112.65
Peer Group Total Shareholder Return Amount	140.9	190.2	126.99
Net Income (Loss)	$ 2,617,317	$ 1,946,320	$ 1,406,839
Company Selected Measure Amount	3,638,086	2,768,070	1,909,230
PEO Name	Mr. Marshall	Mr. Marshall	Mr. Marshall
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Pre-Tax Income
Non-GAAP Measure Description [Text Block]
(6)
As noted in the CD&A, for 2022, the Compensation Committee determined that adjusted pre-tax
income continues to be viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in the Company’s Annual Program and Growth Incentive Pool. Adjusted
pre-tax
Income represents Income Before Income Taxes as reported in the Company’s Annual Report, as adjusted to exclude the impact of certain items, including, where applicable: certain incentive compensation, Company-wide restructuring costs as offset by savings associated with those restructuring efforts, changes in U.S. GAAP, gain or loss on debt retirements, and adjustments to Pulte Financial Services reserves related to mortgage origination and other legacy mortgage exposures prior to 2012.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Ryan Marshall [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 14,484,024	$ 16,149,555	$ 13,157,584
PEO Actually Paid Compensation Amount	10,931,300	20,598,773	16,176,749
PEO [Member] | Ryan Marshall [Member] | Fair Value of Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,605,099	7,000,001	6,000,038
PEO [Member] | Ryan Marshall [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,699,396	8,978,946	7,035,981
PEO [Member] | Ryan Marshall [Member] | Fair Value of Outstanding and Unvested Stock Awards Granted in Prior [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,056,262)	2,330,059	1,069,563
PEO [Member] | Ryan Marshall [Member] | Fair Value at Vesting of Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Ryan Marshall [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(590,759)	140,214	913,659
PEO [Member] | Ryan Marshall [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair Value of Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,864,740	1,162,523	995,030
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,679,345	1,491,175	1,046,661
Non-PEO NEO [Member] | Fair Value of Outstanding and Unvested Stock Awards Granted in Prior [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(189,553)	440,962	(34,562)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(126,930)	23,891	88,339
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0